Subsequent Events (Details) - Subsequent Event [Member]		1 Months Ended
	Feb. 07, 2020	Feb. 14, 2020
Subsequent Event (Textual)
Subsequent event, description	The Company appointed a new chairman of the board of directors, who will be entitled to an annual fee of approximately $175 and options to purchase 162,713 ordinary shares (represented by 162,713 ADSs) exercisable at $11.06 per ADS. The options will vest over four years, in accordance with the Company's compensation policy.
Securities Purchase Agreement [Member]
Subsequent Event (Textual)
Subsequent event, description		The Company entered into a Securities Purchase Agreement with a few accredited U.S. investors, pursuant to which the Company issued on March 6, 2020, in a private placement, 445,000 ordinary shares for an aggregate purchase price of $4,450.